UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Van Strum & Towne, Inc.
Address: 505 Sansome Street, Suite 1001
         San Francisco, CA 94111



13F File Number: 28-610

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Christopher J. McClellan
Title:   Chairman
Phone:   415/981-3455
Signature, Place, and Date of Signing:

Christopher J. McClellan  San Francisco, CA 05/10/05


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      52
Form 13F Information Table Value Total:       $186,455


List of Other Included Managers:

No.   13F File Number        Name





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
                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

American Express Co            COM              025816109     6289   122425 SH       DEFINED                119230        0     3195
American Intl Group Inc        COM              026874107     7425   134009 SH       DEFINED                130708        0     3301
Amgen Inc                      COM              031162100     3141    53965 SH       DEFINED                 52000        0     1965
Authentidate Holding Corp      COM              052666104       40    10000 SH       DEFINED                     0        0    10000
Automatic Data Processing Inc  COM              053015103     7554   168049 SH       DEFINED                163254        0     4795
Avery Dennison Corp            COM              053611109     6255   101007 SH       DEFINED                 96942        0     4065
BP P.L.C. Spons ADR            COM              055622104     1438    23042 SH       DEFINED                 22042        0     1000
Bristol-Myers Squibb Co        COM              110122108      349    13700 SH       SOLE                    13700        0        0
Capital One Finl Corp          COM              14040H105     3306    44215 SH       DEFINED                 42730        0     1485
Carnival Corp                  COM              143658300     7587   146436 SH       DEFINED                142101        0     4335
Chevron Corp New               COM              166764100      586    10044 SH       DEFINED                  7898        0     2146
Citigroup Inc                  COM              172967101      245     5454 SH       SOLE                     5454        0        0
Devon Energy Corp              COM              25179M103     6047   126637 SH       DEFINED                122531        0     4106
Disney Walt Co.                COM              254687106      224     7787 SH       SOLE                     7787        0        0
EMC Corporation                COM              268648102     2697   218915 SH       DEFINED                207230        0    11685
Electronic Arts                COM              285512109     2845    54940 SH       DEFINED                 53615        0     1325
Exxon Mobil Corp               COM              30231G102     2373    39817 SH       DEFINED                 36617        0     3200
Fannie Mae                     COM              313586109     4878    89585 SH       DEFINED                 86915        0     2670
First Data Corp                COM              319963104      491    12482 SH       DEFINED                 12263        0      219
Gannett Company Inc            COM              364730101      826    10450 SH       SOLE                    10450        0        0
General Electric Co            COM              369604103     9213   255499 SH       DEFINED                253099        0     2400
Gillette Company               COM              375766102     1181    23400 SH       DEFINED                 22300        0     1100
Hewlett-Packard Co             COM              428236103     4918   224140 SH       DEFINED                216145        0     7995
Intl Business Machines         COM              459200101     7057    77231 SH       DEFINED                 74406        0     2825
JPMorgan Chase & Co            COM              46625H100     5396   155943 SH       DEFINED                150858        0     5085
Johnson & Johnson              COM              478160104     6844   101910 SH       DEFINED                 99685        0     2225
Marsh & McLennan Cos Inc       COM              571748102      347    11400 SH       SOLE                    11400        0        0
Marriott Intl. Inc. CL A       COM              571903202      267     4000 SH       SOLE                     4000        0        0
Medtronic Inc                  COM              585055106     3030    59474 SH       DEFINED                 58149        0     1325
Microsoft Corp                 COM              594918104     4813   199151 SH       DEFINED                194981        0     4170
Motorola Inc                   COM              620076109     4245   283595 SH       DEFINED                275395        0     8200
Nordstrom Inc                  COM              655664100    10917   197124 SH       DEFINED                191769        0     5355
Omnicom Group                  COM              681919106     8909   100647 SH       DEFINED                 97787        0     2860
Pall Corp                      COM              696429307     5361   197694 SH       DEFINED                191779        0     5915
Pepsico Inc                    COM              713448108     7746   146075 SH       DEFINED                142525        0     3550
Pfizer Inc                     COM              717081103     3852   146639 SH       DEFINED                141604        0     5035
Pitney-Bowes, Inc              COM              724479100      893    19800 SH       SOLE                    19800        0        0
Procter & Gamble Company       COM              742718109     2750    51882 SH       DEFINED                 50882        0     1000
Qualcomm Inc.                  COM              747525103      603    16460 SH       SOLE                    16460        0        0
Raytheon Co New                COM              755111507      222     5725 SH       SOLE                     5725        0        0
Royal Dutch Petroleum Co          Par Value 1.25780257804      640    10666 SH       SOLE                    10666        0        0
Sara Lee Corp                  COM              803111103      632    28512 SH       SOLE                    28512        0        0
Schlumberger Limited           COM              806857108     6613    93827 SH       DEFINED                 90962        0     2865
Swift Energy Co                COM              870738101     3965   139404 SH       DEFINED                131929        0     7475
Teva Pharmaceutical Inds ADR   COM              881624209     2601    83915 SH       DEFINED                 81155        0     2760
Time Warner Inc                COM              887317105      644    36670 SH       SOLE                    36670        0        0
Vodafone Group Sponsored ADR   COM              92857W100     3515   132356 SH       DEFINED                129401        0     2955
Wal Mart Stores Inc            COM              931142103     6163   122991 SH       DEFINED                121416        0     1575
Walgreen Co.                   COM              931422109     7321   164802 SH       DEFINED                162902        0     1900
Wells Fargo & Co               COM              949746101      237     3968 SH       SOLE                     3968        0        0
Wyeth Corp                     COM              983024100      653    15488 SH       SOLE                    15488        0        0
Zimmer Holdings Inc            COM              98956P102      311     3995 SH       SOLE                     3995        0        0